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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA 93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Peter Neumeier          Carmel, California       11/14/11
   -------------------------------    ------------------    -------------
            [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: $190,695
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                 Neumeier Poma Investment Counsel LLC
    ------       -----------------    ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                         OTHER    VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE   SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Acacia Research                    COM      003881307    10805  300225           300225          159925 140300
Allied Nevada Gold Corp.           COM      019344100     2961   82700            82700           46200  36500
AXT Incorporated                   COM      00246W103     2585  514000           514000          246850 267150
Bank Of The Ozarks                 COM      063904106    10623  507550           507550          272100 235450
Cascade Industries Inc.            COM      147195101     4749  142225           142225           72225  70000
Chart Industries Inc.              COM      16115Q308     7790  184675           184675           88550  96125
Coherent Inc.                      COM      192479103     3888   90500            90500           44200  46300
Dresser-Rand Group Inc.            COM      261608103     4909  121125           121125           59600  61525
EBIX Inc.                          COM      278715206     1355   92150            92150           42350  49800
Emergent Biosolutions, Inc.        COM      29089Q105     2878  186525           186525           90450  96075
EnerSys                            COM      29275Y102     5197  259575           259575          126250 133325
FEI Company                        COM      30241L109     5189  173200           173200           84600  88600
First Financial Bancorp            COM      320209109     6123  443700           443700          203250 240450
Haemonetics Corporation            COM      405024100     5880  100550           100550           45900  54650
Herbalife Ltd.                     COM      G4412G101    10687  199375           199375          100900  98475
Innophos Holdings Inc.             COM      45774N108     8081  202625           202625          101875 100750
Jack Henry & Associates Inc.       COM      426281101     8062  278200           278200          138175 140025
Landstar System Inc.               COM      515098101     3413   86275            86275           40900  45375
Lennox International Inc.          COM      526107107     2385   92500            92500           43875  48625
Oriental Financial Group           COM      68618W100     8806  910624           910624          481974 428650
Patterson Companies Inc.           COM      703395103     4609  161000           161000           77975  83025
Pier 1 Imports, Inc.               COM      720279108     7830  800650           800650          390450 410200
Questcor Pharmaceuticals           COM      74835Y101     5708  209400           209400          103150 106250
Regal-Beloit Corp.                 COM      758750103     4490   98950            98950           49050  49900
Sirona Dental Systems Inc.         COM      82966C103     1063   25075            25075           12200  12875
Snap-On Incorporated               COM      833034101     3544   79825            79825           39550  40275

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                         OTHER    VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE   SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
SPDR Gold Trust                    ETF      863307104     3849   24350            24350            9950  14400
Stantec Inc.                       COM      85472N109     5628  252850           252850          127875 124975
Steven Madden, Ltd.                COM      556269108     6953  230999           230999          128676 102323
Tupperware Brands Corp.            COM      899896104     7732  143875           143875           72425  71450
Ultratech Inc.                     COM      904034105     3997  233050           233050          113225 119825
UMB Financial Corp.                COM      902788108     7286  227125           227125          115150 111975
Veeco Instruments Inc.             COM      922417100     2306   94525            94525           47300  47225
Wabtec Corporation                 COM      929740108     5041   95350            95350           45525  49825
Wi-Lan Inc.                        COM      928972108     4293  744000           744000          372200 371800